Cash and cash equivalents and marketable securities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total current			R$ 4,038
Total noncurrent		5,044	9,114
Marketable securities		5,044	R$ 13,152
Banco do Nordeste (BNB) [Member]
Statement Line Items [Line Items]
CDI			99.00%
Total noncurrent	[1],[2]	R$ 5,044	R$ 9,114
Bank Deposit Certificates [member]
Statement Line Items [Line Items]
CDI		98.00%
Total current	[1]		3,983
Treasury Financial Bills [Member]
Statement Line Items [Line Items]
Total current	[3]		R$ 55

[1]	Indexed to rates from 98% to 99% of the CDI - Interbank Deposit Certificate.
[2]	The securities in BNB consist of CDBs provided as collateral for financing from the Bank and must be held up to the end of the contract.
[3]	Treasury bonds indexed to the Selic rate.